Consolidated Statements of Changes in Equity (Deficit) - CAD ($) shares in Thousands, $ in Thousands		Share capital	Contributed surplus	Deficit	Total
Begning balance, Amount at Dec. 31, 2015		$ 45,314	$ 1,518	$ (26,806)	$ 20,026
Begning balance, Shares at Dec. 31, 2015		18,162
Loss and comprehensive loss				(17,092)	(17,092)	[1]
Stock based compensation			1,067		1,067	[2]
Options exercised, Amount		$ 341	(93)		248
Options exercised, Shares		118
Issuance of warrants			1,453		1,453
Ending balance, Amount at Dec. 31, 2016		$ 45,655	3,945	(43,898)	5,702
Ending balance, Shares at Dec. 31, 2016		18,280
Loss and comprehensive loss				(19,729)	(19,729)	[1]
Shares issued, net, Amount		$ 24,397			24,397
Shares issued, net, Shares		3,750
Shares issued - convertible debentures (Note 11), Amount		$ 814			814
Shares issued - convertible debentures (Note 11), Shares		142
Stock based compensation			1,343		1,343	[2]
Options exercised, Amount		$ 250	(102)		148
Options exercised, Shares		62
Conversion of restricted share units (“RSUs”), Amount		$ 273	(273)
Conversion of restricted share units (“RSUs”), Shares		41
Equity component of convertible debentures			973		973
Amortization of warrants			147		147
Impact of adopting IFRS 9 at January 1, 2018(1)	[3]			(5,135)	(5,135)
Ending balance, Amount at Dec. 31, 2017		$ 71,389	6,033	(68,762)	13,795	[4]
Ending balance, Shares at Dec. 31, 2017		22,275
Loss and comprehensive loss				(22,022)	(22,022)
Shares issued - convertible debentures (Note 11), Amount		$ 3,157	(132)		3,025
Shares issued - convertible debentures (Note 11), Shares		766
Stock based compensation			1,320		1,320
Options exercised, Amount		$ 451	(140)		311
Options exercised, Shares		156
Conversion of restricted share units (“RSUs”), Amount		$ 86	(86)
Conversion of restricted share units (“RSUs”), Shares		30
Amortization of warrants			50		50
Share issuance costs		(38)			(38)
Ending balance, Amount at Dec. 31, 2018		$ 75,045	$ 7,045	$ (90,784)	$ (8,694)
Ending balance, Shares at Dec. 31, 2018		23,227

[1]	(1)The consolidated statement of comprehensive loss for the year ended December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.
[2]	(1)The consolidated statement of cash flows for the year ended December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.
[3]	(1)The consolidated statement of changes in equity (deficit) for the year ended December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.
[4]	(1)The consolidated statement of financial position as at December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.